Revenue and Related Matters - Remaining Performance Obligations (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations	$ 9.9	$ 10.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations		9.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations	$ 9.0
Performance obligation satisfaction period	12 months
Undelivered licenses of intellectual property
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations	$ 9.9	$ 10.7
Undelivered licenses of intellectual property | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Transaction Price Allocated to Remaining Performance Obligations
Performance obligation satisfaction period		12 months